Summary of Significant Accounting Policies - Schedule of Deferred Contract Acquisition Costs (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Deferred Costs [Abstract]
Balance	$ 5,534	$ 3,832	$ 3,832	$ 2,189
Capitalization of deferred contract acquisition costs			2,908	2,318
Amortization of deferred contract acquisition costs	$ (829)	$ (538)	(1,206)	(675)	$ 0
Balance			$ 5,534	$ 3,832	$ 2,189